Liabilities Subject to Compromise - Labor Contingencies (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Liabilities Subject to Compromise Disclosures [Abstract]
Liabilities subject to compromise on amount of contingencies for labor claims	R$ 899	R$ 752
Liabilities subject to compromise on amount of contingencies for labor claims, description	Labor claims were classified as Class I claims. Under the JRP, generally all labor claims will be paid in five equal monthly installments, beginning on the 6-month anniversary of the Brazilian Confirmation Date. Labor claims not yet adjudicated will be paid in five equal monthly installments, beginning six months after a final, non-appealable ruling of the relevant court hearing a labor claim.